Capital structure and financial items - Financial assets and liabilities - Financial assets by category (Details) - DKK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	kr 109,478	kr 111,097
Financial liabilities	325,946	297,779
Borrowings (note 4.6)
Disclosure of financial assets [line items]
Financial liabilities	130,958	102,787
Other liabilities
Disclosure of financial assets [line items]
Financial liabilities	38,804	34,412
Trade payables
Disclosure of financial assets [line items]
Financial liabilities	19,758	17,140
Derivative financial instruments (note 4.5)
Disclosure of financial assets [line items]
Financial liabilities	2,026	7,531
Sales deductions and product returns (note 2.1)
Disclosure of financial assets [line items]
Financial liabilities	134,400	135,909
Financial liabilities measured at amortised cost
Disclosure of financial assets [line items]
Financial liabilities	323,920	290,248
Financial liabilities measured at amortised cost | Borrowings (note 4.6)
Disclosure of financial assets [line items]
Financial liabilities	130,958	102,787
Financial liabilities measured at amortised cost | Other liabilities
Disclosure of financial assets [line items]
Financial liabilities	38,804	34,412
Financial liabilities measured at amortised cost | Trade payables
Disclosure of financial assets [line items]
Financial liabilities	19,758	17,140
Financial liabilities measured at amortised cost | Other liabilities- less VAT and duties payable
Disclosure of financial assets [line items]
Financial liabilities	917	960
Financial liabilities measured at amortised cost | Sales deductions and product returns (note 2.1)
Disclosure of financial assets [line items]
Financial liabilities	134,400	135,909
Derivatives used as hedging instruments (liability) | Derivative financial instruments (note 4.5)
Disclosure of financial assets [line items]
Financial liabilities	2,026	7,531
Other receivables and prepayments
Disclosure of financial assets [line items]
Financial assets	2,837	4,237
Other financial assets
Disclosure of financial assets [line items]
Financial assets	2,141	2,277
Trade receivables (note 3.5)
Disclosure of financial assets [line items]
Financial assets	70,856	71,949
Marketable securities
Disclosure of financial assets [line items]
Financial assets	498	10,653
Derivative financial instruments (note 4.5)
Disclosure of financial assets [line items]
Financial assets	6,682	6,326
Cash at bank (note 4.4)
Disclosure of financial assets [line items]
Financial assets	26,464	15,655
Derivatives used as hedging instruments (assets) | Derivatives used as hedging instruments (liability)
Disclosure of financial assets [line items]
Financial liabilities	2,026	7,531
Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	57,334	45,631
Financial assets at amortised cost | Other receivables and prepayments
Disclosure of financial assets [line items]
Financial assets	2,837	3,233
Financial assets at amortised cost | Other financial assets
Disclosure of financial assets [line items]
Financial assets	599	747
Financial assets at amortised cost | Trade receivables (note 3.5)
Disclosure of financial assets [line items]
Financial assets	27,434	25,996
Financial assets at amortised cost | Cash at bank (note 4.4)
Disclosure of financial assets [line items]
Financial assets	26,464	15,655
Financial assets at amortised cost | Other receivables - less prepayments and VAT receivables
Disclosure of financial assets [line items]
Financial assets	16,509	13,282
Financial assets at fair value through the income statement
Disclosure of financial assets [line items]
Financial assets	2,040	13,187
Financial assets at fair value through the income statement | Other receivables and prepayments
Disclosure of financial assets [line items]
Financial assets		1,004
Financial assets at fair value through the income statement | Other financial assets
Disclosure of financial assets [line items]
Financial assets	1,542	1,530
Financial assets at fair value through the income statement | Marketable securities
Disclosure of financial assets [line items]
Financial assets	498	10,653
Financial assets at fair value through the income statement | Derivative financial instruments (note 4.5)
Disclosure of financial assets [line items]
Financial assets	6,682	6,326
Financial assets at fair value through the income statement | Derivatives used as hedging instruments (assets)
Disclosure of financial assets [line items]
Financial assets	6,682	6,326
Financial assets at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets	43,422	45,953
Financial assets at fair value through other comprehensive income | Trade receivables (note 3.5)
Disclosure of financial assets [line items]
Financial assets	kr 43,422	kr 45,953